Administrative expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expense by nature
Cash flow projection period for assessment of withholding tax asset recoverability			5 years
Expense from acceleration of vesting of share-based payment awards	$ 10.1		$ 25.7
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement	39.9	$ 0.0	57.4	$ 0.0
Contingent amount payable for advisory fees if merger closes	42.0		42.0
Administrative expense
Expense by nature
Staff costs	85.6	43.3	159.3	83.1
Net loss allowance on trade receivables	0.2	1.3	4.3	1.7
Professional fees	22.7	8.8	36.4	18.2
Facilities, short term rental and upkeep	8.5	7.2	16.1	14.3
Travel costs	2.6	2.6	5.1	4.8
Depreciation	1.5	1.9	2.9	4.3
Amortization	0.3	0.2	0.5	0.5
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.9)	(2.2)	(3.3)	(3.2)
Operating taxes	0.2	0.2	0.2	0.3
Business combination costs	5.5	0.3	14.7	1.2
Net impairment (reversal)/loss of withholding tax receivables	(4.9)	(0.5)	0.6	(12.9)
Other	5.1	5.3	9.4	8.9
Total	$ 125.4	$ 68.4	$ 246.2	$ 121.2